Stockholders' Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning		$ (3,801)
Other comprehensive loss, net of tax		(643)	$ (1,783)	$ (790)
Balance at the end		(5,662)	(3,801)
Unrealized Loss on Securities
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning	[1]	(1,936)	(591)
Other comprehensive (loss) income, before reclassifications	[1]	(37)	(1,566)
Amounts reclassified from accumulated other comprehensive income	[1]	(5)	(602)
Other comprehensive (loss) income, before tax	[1]	(42)	(2,168)
Income tax benefit (expense)	[1]	16	823
Other comprehensive loss, net of tax	[1]	(26)	(1,345)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	[2]	(538)
Balance at the end	[1]	(2,500)	(1,936)	(591)
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning	[3]	(1,865)	(1,427)
Other comprehensive (loss) income, before reclassifications	[3]	90	79
Amounts reclassified from accumulated other comprehensive income	[3]	(1,085)	(786)
Other comprehensive (loss) income, before tax	[3]	(995)	(707)
Income tax benefit (expense)	[3]	378	269
Other comprehensive loss, net of tax	[3]	(617)	(438)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	[2]	(680)
Balance at the end	[3]	(3,162)	(1,865)	(1,427)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning		(3,801)	(2,018)
Other comprehensive (loss) income, before reclassifications		53	(1,487)
Amounts reclassified from accumulated other comprehensive income		(1,090)	(1,388)
Other comprehensive (loss) income, before tax		(1,037)	(2,875)
Income tax benefit (expense)		394	1,092
Other comprehensive loss, net of tax		(643)	(1,783)	(790)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	[2]	(1,218)
Balance at the end		$ (5,662)	$ (3,801)	$ (2,018)

[1]	The pre-tax amounts reclassified from accumulated other comprehensive loss are included in gain on sale of investment securities in the consolidated statements of income.
[2]	As of December 31, 2017, the Company elected to early adopt and retrospectively apply the reclassification of stranded income tax effects from accumulated other comprehensive loss to retained earnings, as permitted under ASU 2018-02.
[3]	The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. See Note 11.